                                   SEMIANNUAL
                                FINANCIAL REPORT



                                  JUNE 30, 2004


                                                     NEW ALTERNATIVES FUND, INC.
                                                        FINANCIAL HIGHLIGHTS
                                          STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                                            For each share of capital stock outstanding*

                                    (Unaudited)
                                     Six Months          Year           Year          Year          Year          Year         Year
                                          Ended           End            End           End           End           End          End
                                          6/30          12/31          12/31         12/31         12/31         12/31        12/31
                                          2004           2003           2002          2001          2000          1999         1998
                                        ------         ------         ------        ------        ------        ------       ------
NET ASSET VALUE AT BEGINNING
OF PERIOD                               $29.69         $24.21         $34.71        $41.29        $28.85        $28.54       $32.07
                                        ------         ------         ------        ------        ------        ------       ------

Investment income                        $0.33          $0.58          $0.62         $0.75         $0.79         $0.66        $0.52

Expenses                                 (0.20)         (0.37)         (0.37)        (0.43)        (0.42)        (0.38)       (0.37)
                                        ------         ------         ------        ------        ------        ------       ------

Net investment income                     0.13           0.21           0.25          0.32          0.37          0.28         0.15
Net realized & unrealized
gain (loss) on investment                 1.05           5.48         (10.50)        (5.45)        14.56          2.14        (3.22)
                                        ------         ------         ------        ------        ------        ------       ------

Total from investment operations          1.18           5.69         (10.25)        (5.13)        14.93          2.42        (3.07)

Distributions from net
investment income                        (0.00)         (0.21)         (0.25)        (0.32)        (0.37)        (0.28)       (0.15)
Distributions from net
realized gain                            (0.00)         (0.00)         (0.00)        (1.13)        (2.12)        (1.83)       (0.16)
                                        ------         ------         ------        ------        ------        ------       ------

Total distributions                      (0.00)         (0.21)         (0.25)        (1.45)        (2.49)        (2.11)       (0.31)

Net change in net asset value             1.18           5.48         (10.50)        (6.58)        12.44          0.31        (3.53)
                                        ------         ------         ------        ------        ------        ------       ------
Net asset value as of end
of the period                           $30.87         $29.69         $24.21        $34.71        $41.29        $28.85       $28.54
                                        ======         ======         ======        ======        ======        ======       ======

Total return
(Sales load not reflected)                3.97%          23.5%         -29.5%        -12.4%         51.7%          8.5%       -10.0%

Net assets, end of period
(in thousands)                         $47,605        $44,901        $36,723       $49,245       $52,773       $32,555      $33,021
                                       -------        -------        -------       -------       -------       -------      -------

Ratio of operating expense
to net assets**                           1.34%          1.39%          1.32%         1.14%         1.11%         1.13%        1.18%

Ratio of net investment income
to average net assets**                   0.78%          0.82%          0.89%         0.87%         1.01%         0.89%        0.49%

Portfolio turnover**                     51.18%          32.7%          32.6%         29.3%         59.7%         87.3%        32.4%

Number of shares
outstanding at end of period***      1,542,146      1,512,199      1,516,709     1,368,171     1,211,783     1,058,230    1,156,952


                                            Year         Year       Year         Year         Year        Year        First
                                             End          End        End          End          End         End        Seven
                                           12/31        12/31      12/31        12/31        12/31       12/31       Months
                                            1997         1996       1995         1994         1993        1992    4/30/1983
                                                                                                                  ****
                                          ------       ------     ------       ------       ------      ------    ---------
NET ASSET VALUE AT BEGINNING
OF PERIOD                                 $30.87       $30.51     $28.14       $30.00       $29.95      $29.19       $12.50
                                          ------       ------     ------       ------       ------      ------       ------

Investment income                          $0.64        $0.73      $0.75        $0.72        $0.62       $0.62        $0.38

Expenses                                   (0.38)       (0.39)     (0.40)       (0.40)       (0.33)      (0.28)       (0.20)
                                          ------       ------     ------       ------       ------      ------       ------

Net investment income                       0.26         0.34       0.35         0.32         0.29        0.34         0.18
Net realized & unrealized
gain (loss) on investment                   3.16         3.72       5.14        (1.43)        0.58        1.10         3.08
                                          ------       ------     ------       ------       ------      ------       ------

Total from investment operations            3.42         4.06       5.49        (1.11)        0.87        1.44         3.26

Distributions from net
investment income                          (0.26)       (0.34)     (0.35)       (0.32)       (0.29)      (0.34)       (0.18)
Distributions from net
realized gain                              (1.96)       (3.36)     (2.77)       (0.43)       (0.53)      (0.34)       (0.19)
                                          ------       ------     ------       ------       ------      ------       ------

Total distributions                        (2.22)       (3.70)     (3.12)       (0.75)       (0.82)      (0.68)       (0.37)

Net change in net asset value               1.20         0.36       2.37        (1.86)        0.05        0.76         2.89
                                          ------       ------     ------       ------       ------      ------       ------
Net asset value as of end
of the period                             $32.07       $30.87     $30.51       $28.14       $30.00      $29.95       $15.39
                                          ======       ======     ======       ======       ======      ======       ======

Total return
(Sales load not reflected)                  11.1%        13.3%      19.5%        -3.7%         2.9%        4.9%        10.4%

Net assets, end of period
(in thousands)                           $37,941      $35,549    $32,236      $28,368      $31,567     $28,896         $163
                                         -------      -------    -------      -------      -------     -------         ----

Ratio of operating expense
to net assets**                             1.15%        1.21%      1.28%        1.30%        1.11%       1.04%        1.08%

Ratio of net investment income
to average net assets**                     0.79%        1.04%      1.12%        1.04%        0.96%       1.25%        1.69%

Portfolio turnover**                        53.9%        51.2%     48.72%        33.0%       18.36%       13.1%        74.5%

Number of shares
outstanding at end of period***        1,111,377    1,038,561    965,769      984,847    1,026,460     945,006       10,592

*        All adjusted for two for one share split on July 26, 1985 and January
         2, 1990

**       Annualized (includes state taxes)

*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

**** At this time the Fund was on a fiscal year. Table for 1983-1990 is available on request. Deleted to make space.


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 2004

COMMON STOCKS:  85.94%
----------------------
                                                                 SHARES          MARKET VALUE
                                                                 ------          ------------
ALTERNATE ENERGY AS A GROUP:                     25.32%
----------------------------
ALTERNATE ENERGY (HYDRO, WIND & WAVES):           2.22%
---------------------------------------
  ***Canadian Hydro Development (Canada)                         50,000                 98,825
   Idacorp Inc.                                                  15,000                405,000
  **Pacific Hydro (Australia)                                   250,000                473,689
  **Trust Power Ltd. (New Zealand)                               20,000                 59,695
  ***Ocean Power (United Kingdom)                                15,000                 21,354
                                                                                 -------------
                                                                                     1,058,563
                                                                                 -------------
ALTERNATE ENERGY (FUEL CELL):                     6.16%
-----------------------------
  *Distributed Energy Systems                                    10,000                 27,200
  *FuelCell Energy, Inc.                                        200,000              2,336,000
  *Hydrogenics Corp. (Canada)                                    75,000                366,000
  *Medis Technologies Ltd.                                        1,000                 16,220
  *Plug Power Inc.                                               25,000                187,000
                                                                                 -------------
                                                                                     2,932,420
                                                                                 -------------
ALTERNATE ENERGY (SOLAR CELL):                    5.18%
------------------------------
  ***ATS Automation (Canada)                                     35,000                315,868
  *Cypress Semdconductor                                          5,000                 70,950
  Kyocera Corp. (ADR) (Japan)                                    15,000              1,287,000
  Sanyo Electric (Japan)                                         15,000                311,250
  Sharp Corp. Ltd. (Japan)                                       30,000                479,220
                                                                                 -------------
                                                                                     2,464,288
                                                                                 -------------
ALTERNATE ENERGY (WIND):                          8.79%
------------------------
  **Acciona (Spain)                                              20,000              1,243,415
  **Gamesa Corporation Techologica (Spain)                      100,000              1,473,361
  **Vestas Wind Systems (Denmark)                               100,000              1,469,084
                                                                                 -------------
                                                                                     4,185,860
                                                                                 -------------
ALTERNATE ENERGY RELATED:                         0.90%
-------------------------
  Matsushita Electric (ADR) (Japan)                              30,000                430,800
                                                                                 -------------

ALTERNATE ENERGY (BIOMASS):                       2.07%
---------------------------
  **Abengoa (Spain)                                              75,000                657,903
  *Genencor International                                        20,000                327,400
                                                                                 -------------
                                                                                       985,303
                                                                                 -------------
INDUSTRIAL  CATALYSTS (FUEL CELLS & CLEAN AIR):   3.79%
-----------------------------------------------
  Engelhard Corp.                                                30,000                969,300
  **Johnson Matthey (United Kingdom)                             50,000                835,570
                                                                                 -------------
                                                                                     1,804,870
                                                                                 -------------

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2004

                                                               SHARES            MARKET VALUE
                                                               ------            ------------
WATER:                                             8.32%
------
 Aqua America                                                  70,000                1,403,500
 Badger Meter                                                  35,000                1,548,750
 *Ionics, Inc.                                                 15,000                  423,750
 *Tetra Tech                                                   15,000                  244,800
  ***Zenon Environmental Inc. (Canada)                         20,000                  343,091
                                                                                 -------------
                                                                                     3,963,891
                                                                                 -------------
ENERGY CONSERVATION:                               9.08%
--------------------
 Baldor Electric                                               50,000                1,167,500
 *Cree, Inc.                                                   20,000                  465,600
 *Intermagnetics General Corp.                                 25,000                  850,750
 *International Rectifier                                      15,000                  621,300
  Linear Technology Corp.                                      20,000                  789,400
  Philips Electronics NV (Netherlands)                         15,000                  408,000
  ST Micro Elecronics NV (Switzerland)                          1,000                   22,010
                                                                                 -------------
                                                                                     4,324,560
                                                                                 -------------
NATURAL FOODS:                                     3.91%
--------------
 *SunOpta, Inc. (Canada)                                      100,000                  854,000
 *United Natural Foods                                         30,000                  867,300
  *Wild Oats Markets, Inc.                                     10,000                  140,700
                                                                                 -------------
                                                                                     1,862,000
                                                                                 -------------
RECYCLING:                                         0.76%
---------
 *Caraustar Industries                                          1,000                   14,110
 *Kadant, Inc.                                                 15,000                  346,950
                                                                                 -------------
                                                                                       361,060
                                                                                 -------------
NATURAL GAS DISTRIBUTION & PRODUCTION:            31.41%
--------------------------------------
 Atmos Energy Corp.                                            40,000                1,024,000
 Chesapeake Energy                                             20,000                  294,400
 Equitable Resources                                           20,000                1,034,200
 KeySpan Corp.                                                 70,000                2,569,000
 Laclede Group                                                 30,000                  822,300
 New Jersey Resources                                          55,000                2,286,900
 Piedmont Natural Gas                                          30,000                1,281,000
 South Jersey Industries                                       55,000                2,420,000
 Questar Corp.                                                 65,000                2,511,600
 WGL Holdings                                                  25,000                  718,000
                                                                                 -------------
                                                                                    14,961,400
                                                                                 -------------
OTHER (INDUSTRIAL GASES INCLUDING HYDROGEN):       3.35%
--------------------------------------------
 Praxair Inc.                                                  40,000                1,596,400
                                                                                 -------------
TOTAL COMMON STOCK (COST $34,847,616)                                            $  40,931,415
-------------------------------------                                            =============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  JUNE 30, 2004

CERTIFICATES OF DEPOSITS AND U.S. TREASURY BILLS:    14.06%
-------------------------------------------------

SOCIALLY CONCERNED BANKS
------------------------
  Alternatives Federal Credit Union maturity 06/30/04
    Savings 0.50%                                                               $ 100,000
  Chittenden Bank
     Money Market 0.70%                                                           100,000
  Community Capital Bank
    Certificate of Deposit maturity 07/01/04 1.00%                                100,000
  Self-Help Credit Union
    Certificate of Deposit maturity 08/11/04 1.15%                                100,000
  South Shore Bank
    Certificate of Deposit maturity 07/26/04 0.90%                                100,000

  U.S. Treasury Bills (at various yields maturing at various dates in
  July, 2004 maturity value $6,200,000)                                         6,198,624
                                                                             ------------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                                     $  6,698,624
                                                                             ============

Total Common Stock (85.94%)                                                  $ 40,931,415
Bank Money Market and U.S. Treasury Bills (14.06%)                              6,698,624
                                                                             ------------

TOTAL INVESTMENTS (100%)                                                     $ 47,630,039
                                                                             ============


* Securities for which no cash dividends were paid during the fiscal year.

**       Foreign Exchange Securities traded on a foreign exchange.

*** Foreign Exchange Securities traded on a foreign exchange with no cash dividend.

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2004

                                                ASSETS
                                                ------

Investment securities at fair value (Cost: $34,847,616) (Notes 2A and 5)                 $ 40,931,415
U.S. Treasury Bills at fair value                                                           6,198,624
Cash, Savings and Certificates of Deposit                                                     500,000
Cash                                                                                          236,134
Receivables:  Dividends                                                                        86,349
                      Interest                                                                  1,261
                      Subscriptions                                                               793
                      Other                                                                     1,365
Prepaid Insurance & Filing Fees                                                                10,702
                                                                                         ------------

TOTAL ASSETS                                                                             $ 47,966,643
                                                                                         ============

                                              LIABILITIES
                                              -----------

Payables:
Investment securities purchased                                                             $ 298,833
Capital stock reacquired                                                                        2,000
Advisory fee                                                                                   30,006
Other accounts payable and accruals                                                            30,416

TOTAL LIABILITIES                                                                             361,255
                                                                                         ------------

NET ASSETS                                                                               $ 47,605,388
----------                                                                               ============

                                        ANALYSIS OF NET ASSETS

Net capital paid in shares of capital stock                                                45,434,886
Distributable earnings                                                                      2,170,502
                                                                                         ------------

NET ASSETS (equivalent to $30.87 per share based on 1,542,146.147
           shares of capital stock outstanding)                                          $ 47,605,388
                                                                                         ============

The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $10,818) ...............    $ 470,231
Interest ..............................................................       23,897
                                                                         -----------
Total Income ..........................................................      494,128
                                                                         -----------

EXPENSES:

Management fee (note 4) ...............................................      165,204
Custodian fees: PFPC Trust ............................................       11,830
Other .................................................................          215
Auditor ...............................................................        8,974
Directors .............................................................        3,241
Filing fees ...........................................................        5,569
Postage and printing ..................................................        9,323
Bond and insurance ....................................................        3,522
Transfer Agent-PFPC, Inc ..............................................       32,130
Fund pricing-PFPC, Inc ................................................       17,681
Shareholder service costs .............................................       53,875
                                                                         -----------
Total Expenses ........................................................      311,564
                                                                         -----------

NET INVESTMENT INCOME .................................................      182,564
                                                                         -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTE 2B & 5)

Proceeds from sales ...................................................   10,076,426
Cost of securities sold ...............................................   (7,620,779)
Foreign currency transactions (gains/loss) ............................      (29,447)
                                                                         -----------
Net Realized Gain/Loss ................................................    2,426,200
                                                                         -----------

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

Beginning of period ...................................................    6,890,583
End of period .........................................................    6,083,799
Foreign currency translations .........................................        1,365
                                                                         -----------
Total Unrealized Appreciation (Depreciation) For The Period ...........     (805,419)
                                                                         -----------

Net Realized and Unrealized Gain (Loss) On Investments ................    1,620,781
                                                                         -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......  $ 1,803,345
                                                                         ===========


The accompanying notes are an intergral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004
                        AND YEAR ENDED DECEMBER 31, 2003

                                                               2004              2003
FROM INVESTMENT ACTIVITIES:
---------------------------

Net investment income                                      $    182,564      $    326,943
Net realized gain (loss) from security transactions
   and foreign currency transactions                          2,426,200        (2,076,610)
Unrealized appreciation (depreciation) of investments          (805,419)       10,389,102
                                                           ------------      ------------
Increase (decrease) in net assets derived from
investment activities                                         1,803,345         8,639,435
                                                           ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------

From net investment income dividends to shareholders               (212)         (319,119)

Distributions (capital gain) to shareholders                          0                 0

FROM CAPITAL SHARE TRANSACTIONS:
--------------------------------

Net increase (decrease) from
Capital transactions (note 3)                                   901,115          (141,739)
                                                           ------------      ------------

INCREASE (DECREASE) IN NET ASSETS:                            2,704,248         8,178,577
----------------------------------

NET ASSETS AT:
--------------

Beginning of the period                                      44,901,140        36,722,563
                                                           ------------      ------------

END OF THE PERIOD                                          $ 47,605,388      $ 44,901,140
                                                           ============      ============


The accompanying notes are an integral part of these financial statements.

                           NEW ALTERNATIVES FUND, INC.
                 NOTES TO UNAUDITED FINANCIAL STATEMENTS FOR THE
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004


1) ORGANIZATION - The Fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations September 3, 1982. The investment objective of the Fund is to seek long-term capital gains by investing in common stocks that provide a contribution to a clean and sustainable environment.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

     A. SECURITY VALUATION - Listed U.S. investments are stated at the last reported sale price at the closing of a national securities stock exchange and the NASD National Market System on June 30, 2004 and at the mean between the bid and asked price on the over the counter market if not traded on the day of valuation. Company shares traded on foreign markets are stated at their foreign reported value at 4:00 PM EST-as trading in some foreign markets does not coincide with trading on U.S. markets.

     B. FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.

     C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis if not traded on the day of valuation. Short-term notes are stated at amortized cost which approximates fair value.

     D. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

     E. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund distributes all of its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities (common stocks) owned by the Fund on June 30, 2004 for federal tax purposes is $34,847,616.

The Fund had realized capital losses of $2,076,610 for 2003 and $4,456,809 for 2002 which can be carried forward to future years to offset future net realized capital gains through 2011 and 2010 respectively.

                           NEW ALTERNATIVES FUND, INC.
                 NOTES TO UNAUDITED FINANCIAL STATEMENTS FOR THE
                     FOR THE SIX MONTHS ENDED JUNE 30, 2004

     F. USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3) CAPITAL STOCK - There are 8,000,000 shares of $1.00 par value capital stock authorized. On June 30, 2004, there were 1,542,146.147 shares outstanding. Aggregate paid in capital including reinvestment of dividends was $45,434,886. Transactions in capital stock were as follows:

                                  Six Months Ending 06/30/04                      Year End 12/31/03
                                -----------------------------                ---------------------------
                                   Shares            Amount                       Shares       Amount
                                -----------       -----------                ------------    -----------
Capital stock sold               71,313.201       $ 2,169,122                 119,607.769    $ 2,984,036
Capital stock issued
Reinvestment of dividends
                                                                                9,137.686        271,259
Redemptions                     (41,366.376)       (1,268,007)               (133,255.877)    (3,397,034)
                                -----------       -----------                ------------    -----------
Net Increase (Decrease)          29,946.825       $   901,115                  (4,510.422)   $  (141,739)
                                ===========       ===========                ============    ===========

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities, Inc. reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the six months ended June 30, 2004 was 1.34%. The Fund pays no remuneration to its officers, David Schoenwald and Maurice Schoenwald, who are also Directors. They are also officers of Accrued Equities, Inc. Accrued Equities, Inc. is the principal underwriter for the Fund. There is a commission of 4.75% on most new sales. The commission is shared with other brokers who actually sell new shares. Their share of the commission may vary. The Fund paid Accrued Equities, Inc. a total of $16,686 in underwriting fees for the six months ended June 30, 2004. The Fund also paid Accrued Equities, Inc. $34,687 in commissions for the six months ended June 30, 2004.

5) PURCHASES AND SALES OF SECURITIES - For the six month period ended June 30, 2004, the aggregate cost of securities purchased totaled $10,651,150. Net realized gains (loss) were computed on a first in, first out basis. The amount realized on sales of securities for the six month period ending June 30, 2004 was $10,076,426.

6) DIRECTORS FEES - The amount charged for the six month period ending June 30, 2004 for Directors compensation was $3,241. Only non-interested Directors are compensated. A non-interested Director is not part of the management of the Fund. Each non-interested Director receives $500 of compensation, or $1,000 for members of the Audit Committee, and may also receive payment for travel costs to Directors meetings. There was no additional compensation paid to any Director for board service other than that stated. See note 4 for compensation regarding interested Directors.

7) PROXY VOTING - The Fund has proxy voting policies which are available, without charge, upon request by calling the Fund at 800-423-8383. Proxy votes of the Fund are available by calling the Fund.